Other Non-Current Assets	3 Months Ended
Mar. 31, 2023
Other Non-Current Assets
Other Non-Current Assets
Note 7. Other Non-Current Assets
Other non-current assets consist of the following at December 31 (in thousands):
	December 31, 2022	December 31, 2021
Security deposits	$1,882	$1,883
Restricted cash	4,014	4,000
Other long-term assets	1,639	2,610
Total other non-current assets	$7,535	$8,493